Loans and borrowings	12 Months Ended
Mar. 31, 2021
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Loans and borrowings
13. Loans and borrowings
Long-term debt
The long-term loans and borrowings consist of the following:

		Final maturity (financial year)	As at
Currency	Interest rate		March 31, 2021	March 31, 2020
US dollars	3M USD LIBOR+0.95%	2022	16,800	33,600

Total			16,800	33,600
Less: Debt issuance cost			(52)	(178)
Total			16,748	33,422

Current portion of long-term debt			$16,748	$16,674
Long-term debt			$—	$16,748
The Company has entered into a floating to fixed interest rate swap in relation to these debts.
In March 2017, WNS (Mauritius) Limited obtained from HSBC Bank (Mauritius) Ltd. and Standard Chartered Bank, UK a five-year term loan facility of $84,000 at an interest rate equal to the three-month US dollar LIBOR plus a margin of 0.95% per annum to finance the acquisition of HealthHelp. The Company has pledged its shares of WNS (Mauritius) Limited as security for the loan. In connection with the term loan, the Company has entered into interest rate swaps with banks to swap the variable portion of the interest based on the three-month US dollar LIBOR to a fixed rate of 1.9635%. The facility agreement for the term loan contains certain financial covenants as defined in the facility agreement. This term loan is repayable in ten semi-annual installments of $8,400 each. On September 14, 2017, March 14, 2018, September 17, 2018, March 14, 2019, September 16, 2019, March 16, 2020, September 14, 2020 and March 15, 2021 the Company made scheduled repayments of $8,400 each. As at March 31, 2021, the Company has complied with the financial covenants in all material respects in relation to this loan facility.
Short-term lines of credit
The Company’s Indian subsidiary, WNS Global Services Private Limited (“WNS Global”), has unsecured lines of credit with banks amounting to $73,725 (based on the exchange rate on March 31, 2021). The Company has also established a line of credit in the UK amounting to $13,617 (based on the exchange rate on March 31, 2021). The Company has also established a line of credit in North America amounting to $10,000. Further the Company has also established a line of credit in South Africa amounting to $2,030 (based on the exchange rate March 31, 2021).
As at March 31, 2021, no amounts were drawn under these lines of credit.